Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,619	$ 1,990
ASC 842 right-of-use asset and liability	3,661	979
Capitalized SPAC transaction costs	1,207	0
Deferred tax assets, gross	16,487	2,969
Deferred franchise tax	(598)	0
ASC 842 right-of-use asset	(3,071)	0
Depreciation	(1,714)	(156)
Total deferred tax liabilities	(5,383)	(156)
Net deferred tax assets before valuation allowance	11,104	2,813
Less valuation allowance	(11,104)	(2,813)
Net deferred tax assets	$ 0	$ 0